ALLIANCE WORLDWIDE PRIVATIZATION FUND

ANNUAL REPORT
JUNE 30, 1998

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                    ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

August 27, 1998

Dear Shareholder:

We are pleased to provide you with investment results and market commentary for Alliance Worldwide Privatization Fund for the annual reporting period ended June 30, 1998.

INVESTMENT RESULTS
The following table provides performance for Alliance Worldwide Privatization Fund as well as its benchmarks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the MSCI Emerging Markets Free Index. For the six months ended June 30, 1998, your Fund's Class A shares gained 13.53%, underperforming the MSCI EAFE Index return of 16.08%, but substantially outperforming the MSCI Emerging Markets Free Index decline of 18.87%. Over the 12-month period ended June 30, 1998, your Fund's Class A shares advanced 9.11%, outpacing both the MSCI EAFE Index and the MSCI Emerging Markets Free Index returns, which respectively appreciated 6.38% and declined 39.08%. The significant outperformance of your Fund relative to the MSCI Emerging Markets Free Index was mainly due to your Fund's relative underweighting in Japan and overweighting in Europe.


INVESTMENT RESULTS*
Periods Ended June 30, 1998
                                              TOTAL RETURNS
                                          6 MONTHS   12 MONTHS
                                         ---------   ---------
ALLIANCE WORLDWIDE PRIVATIZATION FUND
    Class A                                13.53%       9.11%
    Class B                                13.28%       8.34%
    Class C                                13.17%       8.34%

MSCI EAFE INDEX                            16.08%       6.38%

MSCI EMERGING MARKETS FREE INDEX          -18.87%     -39.08%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF THE FUND'S SHARES AS OF JUNE 30, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA, AND FAR EAST (EAFE) INDEX TRACKS THE PERFORMANCE OF MARKETS IN THOSE REGIONS. THE MSCI EMERGING MARKETS FREE INDEX TRACKS THE PERFORMANCE OF 26 EMERGING MARKETS. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

   ADDITIONAL INVESTMENT RESULTS CAN BE FOUND ON PAGE 3.


ECONOMIC AND MARKET REVIEW
The first half of 1998 has seen dramatic diversity in performance from various regions of the world. Europe has been particularly strong as investors have become increasingly enthusiastic about the prospects for European Monetary Union and a discernible change in savings habits has resulted in a shift towards equity ownership by individuals in the region.

Asia, however, has remained in the doldrums. The financial crisis enveloping the region has shown little sign of coming to an end and it is hard to envisage a significant improvement without some sort of economic recovery in Japan, which remains tardy in resolving the problems inside its banking system. The key to a significant upturn in these markets will be Asian governments' reaction to the current crisis. We believe that there is no alternative but for governments to withdraw further from the economy and that the key to economic revival will be privatization. We currently see a continued flow of deals from China but the rest of the Asian region has been slow to grasp this key point. We believe that it is only with privatization and liberalization that the region can see brighter prospects for the future.

The contagion effect from the Asia crisis has affected both Eastern Europe and Latin America as investors have become concerned over currency and equity market levels. Looking forward, we currently find some excellent values in privatization issues in these areas, although we are more sanguine about opportunities in South East Asia.


1



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

INVESTMENT OUTLOOK
In this volatile market environment, privatization issues have continued at a high level. We currently anticipate more than US$100 billion of privatization initial public offerings (IPOs) and secondary offerings over the course of 1998. We believe it is significant that market volatility has not dampened the desire by governments to privatize and we look forward to a significant increase in the number of transactions over the next 12 months.

On an industry basis, privatizations have continued to be dominated by telecoms and utility transactions. However, there remains a noticeable expansion in terms of industry representation and geographical spread. We look forward to this trend continuing in the future, and we anticipate further opportunities to broaden your Portfolio's industry and geographical spread.

We are confident that privatizations will continue to offer one of the most attractive ways to gain exposure to global investment opportunities and the themes of deregulation and restructuring.

Thank you for your continued interest and participation in Alliance Worldwide Privatization Fund. We look forward to reporting to you again on market activity and your Fund's investment results in coming periods.

Sincerely,


John D. Carifa
Chairman and President


Mark H. Breedon
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES         ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

The Alliance Worldwide Privatization Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization, although normally significantly more of its assets will be invested in such securities.



INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       9.11%          4.46%
Since Inception*              13.17%         11.98%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       8.34%          4.54%
Since Inception*              12.40%         12.40%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       8.34%          7.39%
Since Inception*              16.75%         16.75%


The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Since Inception: 6/2/94 Class A & Class B; 2/8/95 Class C.


3



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

ALLIANCE WORLDWIDE PRIVATIZATION FUND
GROWTH OF A $10,000 INVESTMENT
6/30/94* TO 6/30/98

ALLIANCE WORLDWIDE PRIVATIZATION FUND CLASS A: $16,273

MSCIEAFE: $13,945

MSCIEMF: $7,454

$16,000
$13,000
$10,000
$7,000

6/30/94      6/30/95     6/30/96     6/30/97     6/30/98


This chart illustrates the total value of an assumed $10,000 investment in Alliance Worldwide Privatization Fund Class A shares (from 6/30/94 to 6/30/98) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Morgan Stanley Capital International EAFEIndex (MSCIEAFE) is an unmanaged, market-capitalization-weighted index that measures stock performance in 21 countries in Europe, Australasia, and the Far East.

The Morgan Stanley Capital International Emerging Markets Free Index (MSCIEMF) is an unmanaged, market-capitalization-weighted index composed of companies representative of the market structure of 26 emerging-market countries inEurope, Latin America, and the Pacific Basin. The Index excludes closed markets and those shares in otherwise free countries which are not purchasable by foreigners.

When comparing Alliance Worldwide Privatization Fund to the indices shown above, you should note that the Fund's performance reflects the maximum sales charge of 4.25% while no such charges are reflected in the performance of the indices.

Worldwide Privatization Fund
MSCIEAFEIndex
MSCIEMFIndex


*    Closest month-end after Fund's Class A share inception date of 6/2/94.


4



TEN LARGEST HOLDINGS
JUNE 30, 1998                             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                               U.S. $ VALUE   NET ASSETS
-------------------------------------------------------------------------------
Akzo Nobel NV--Produces chemicals, paints,
  drugs, veterinary products, hospital supplies
  and diagnostics.                                    $ 20,026,400      3.1%
Energis Plc.--Provides broadband national and
  international communications services.                19,455,046      3.0
Viag AG--Provides electrical power and natural
  gas services, packaging, chemicals and
  logistics services.                                   16,919,535      2.6
ING Groep NV--Provides financial services including
  commercial, savings and investment banking, as
  well as life, property and commercial insurance.      16,693,706      2.5
Bank Austria AG--(preferred stocks and rights)--
  Provides commercial and corporate banking
  services and financial services.                      16,258,577      2.5
Austria Tabakwerke AG--Manufactures
  cigarettes, cigars, chewing tobacco and other
  tobacco products.                                     15,713,491      2.4
SGS-Thomson Microelectronics NV--Designs,
  develops, manufactures and markets semiconductor
  integrated circuits and discrete devices.             14,185,219      2.2
Commonwealth Serum Lab., Ltd.--Develops,
  manufactures, and markets human and veterinary
  pharmaceutical and diagnostic products.               13,436,050      2.0
British Energy Plc.--Generates and sells
  electricity in England and Scotland.                  13,148,888      2.0
Telecomunicacoes Brasileiras, SA--(ADR)--Provides
  domestic and international telephone and data
  transmission services throughout Brazil.              12,392,781      1.9

                                                      $158,229,693     24.2%


5



INDUSTRY DIVERSIFICATION
JUNE 30, 1998                             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                           U.S. $ VALUE   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                           $ 51,402,969              7.9%
Capital Goods                                 3,429,231              0.5
Consumer Manufacturing                       18,265,164              2.8
Consumer Services                            58,740,344              9.0
Consumer Staples                             56,870,556              8.7
Energy                                       39,019,671              6.0
Finance                                     155,183,611             23.8
Healthcare                                   48,514,981              7.4
Multi-Industry                               10,870,800              1.7
Technology                                   39,160,230              6.0
Transportation                               15,224,689              2.3
Utilities                                   155,988,248             23.9
Total Investments                           652,670,494            100.0
Cash and receivables, net of liabilities        (12,037)            (0.0)
Net Assets                                 $652,658,457            100.0%


6



PORTFOLIO OF INVESTMENTS
JUNE 30, 1998                             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-93.4%
ARGENTINA-0.6%
Nortel Inversora, SA (ADR)                       98,000      $ 2,437,750
Telecom Argentina, SA (ADR)                      53,300        1,589,006
                                                             ------------
                                                               4,026,756

AUSTRALIA-4.1%
Amrad Corporation, Ltd. (a)                   2,000,000        2,420,925
Commonwealth Serum Lab, Ltd.                  2,071,279       13,436,050
GIO Australia Holdings, Ltd.                  2,000,000        5,144,776
Tab Corp Holdings, Ltd.                       1,000,000        5,121,187
Tab, Ltd. (a)                                   359,600          531,268
                                                             ------------
                                                              26,654,206

AUSTRIA-4.0%
Austria Mikro Systeme International AG           60,000        4,068,584
Austria Tabakwerke AG                           281,877       15,713,491
Bank Austria AG Rts. (a)                        200,000                9
Boehler-Uddeholm AG                              40,000        2,646,157
Premier Telesports (a)(b)                        85,000        1,541,489
Voest-Alpine Stahl AG                            60,000        2,408,034
                                                             ------------
                                                              26,377,764

BELGIUM-0.9%
Credit Communal Holding Dexia                    38,000        5,724,185

BOTSWANA-0.4%
Sechaba Breweries, Ltd.                       1,750,700        2,320,334

BRAZIL-3.4%
Celesc Centrais Electricas
  de Santa Catarina, SA (GDR) (c)                13,000          975,000
Companhia Energetica de Minas Gerais (ADR)       63,636        1,969,687
Companhia Paranaense de Energia (ADR)            75,000          693,750
Comphania Paulista de Forca e Luz            25,091,000        2,560,191
Espirito Santo Centrais Electricas, SA            6,247          367,296
Gerdau Metalurgica, SA (b)                   10,044,305          239,698
Light Particpacoes, SA                        7,125,900            2,526
Multicanal Participacoes (ADR) (a)              114,900          567,319
Petroleo Brasileros, SA
  (ADR)                                          40,000          740,000
  (ADR) (c)                                      26,500          490,250
Telecomunicacoes Brasileiras, SA (ADR)          113,500       12,392,781
Unibanco (GDR)                                   29,600          873,200
                                                             ------------
                                                              21,871,698

COLOMBIA-0.1%
Banco de Colombia (GDR) (c)                     125,000          558,750

CZECH REPUBLIC-2.1%
Ceske Radiokomunikace, AS (a)                    20,000        3,803,973
New Shares (a)                                   72,557        1,168,569
Czech Power Company (GDR) (c)                    44,000        1,217,515
Komercni Banka AS (GDR) (a)                     424,900        5,374,985
Podnik Vypocetni Techniky (a)                    13,000        1,053,240
Tabak AS                                          4,525        1,091,913
                                                             ------------
                                                              13,710,195

EGYPT-0.9%
Commercial International Bank (GDR)             131,869        1,430,779
Egyptian Financial and Industrial                33,200          710,473
Housing Development Bank                         38,000          902,866


7



PORTFOLIO OF INVESTMENTS (CONTINUED)      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Madinet Nasr City for Housing & Development      30,000      $ 1,435,691
Torrah Portland Cement                           69,500        1,196,959
                                                             ------------
                                                               5,676,768

FINLAND-1.4%
Merita PLC, Series A                            828,000        5,472,279
Outokumpu Oy Cl. A                              300,000        3,833,969
                                                             ------------
                                                               9,306,248

FRANCE-9.3%
Sanofi, SA                                      100,000       11,768,601
Seita                                           270,000       12,245,303
SGS-Thomson Microelectronics NV (a)             200,000       14,185,219
Societe Generale                                 30,000        6,241,827
Societe National Elf Aquitaine                   80,000       11,255,483
Union Assurances Federales                       30,000        4,732,268
                                                             ------------
                                                              60,428,701

GERMANY-4.4%
BHW Holding AG                                  225,350        3,894,074
Salzgitter AG                                   172,000        2,261,337
Viag AG                                          25,000       16,919,535
Volkswagen AG                                     6,000        5,774,832
                                                             ------------
                                                              28,849,778

GHANA-0.5%
Social Security Bank, Ltd. (a)                3,000,000        3,362,680

GREECE-2.1%
Commercial Bank of Greece                        50,000        3,710,424
Hellenic Petroleum, SA (a)                      258,000        2,107,988
Hellenic Telecommunication Organization, SA     144,444        3,704,396
National Bank Of Greece                          15,780        2,022,937
STET Hellas Telecommunications, SA (a)           26,870        1,110,649
  (ADR) (a)                                      26,870        1,115,105
                                                             ------------
                                                              13,771,499

HONG KONG-0.1%
The Guangshen Railway Co., Ltd. (ADR)            69,100          470,744

HUNGARY-1.1%
Inter-Europa Bank Rts.                            9,490          581,782
MOL Magyar Olaj-es Gazipari                     150,000        4,048,861
OTP Bank (GDR)                                   50,000        2,455,000
                                                             ------------
                                                               7,085,643

INDIA-1.2%
Industrial Credit & Investment
  Corporation of India, Ltd. (GDR) (c)          287,900        2,943,777
Mahanagar Telephone Nigam, Ltd. (GDR)           139,700        1,463,358
State Bank of India (GDR) (a)(c)                 45,000          533,250
Videsh Sanchar Nigam, Ltd. (GDR) (a)(c)         296,200        3,169,340
                                                             ------------
                                                               8,109,725

INDONESIA-0.2%
PT Tambang Timah (GDR)                          323,000        1,437,350

ISRAEL-0.8%
Bank Hapoalim, Ltd.                           1,073,300        3,247,460
Tadiran, Ltd. (ADR)                              52,500        1,739,062
                                                             ------------
                                                               4,986,522

ITALY-4.7%
Alitalia SpA (a)                              1,410,400        4,526,466
Eni SpA                                       1,000,000        6,559,460
Instituto Mobilaire Italiano SpA                400,000        6,306,090


8



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $ VALUE
-------------------------------------------------------------------------
Instituto Nazionale delle Azzicurazioni       1,600,000      $ 4,549,393
Telecom Italia Mobile di Risp SpA             1,500,000        5,067,394
Telecom Italia SpA                              813,953        3,943,595
                                                             ------------
                                                              30,952,398

JAPAN-5.6%
Daiwa Securities Co., Ltd.                    2,050,000        8,859,169
East Japan Railway Co.                              610        2,879,004
Japan Tobacco, Inc.                               1,631       11,086,243
Nippon Telegraph & Telephone, Corp.                 900        7,492,128
Nomura Securities Co., Ltd.                     520,000        6,079,120
                                                             ------------
                                                              36,395,664

JORDAN-0.3%
Arab Potash Co.                                 217,433        1,828,761

KENYA-0.1%
Kenya Airways (a)                             4,650,000          550,874

MALAWI-0.2%
Press Corp. (GDR) (b)                            94,000          997,340

MALAYSIA-0.3%
Telekom Malaysia Berhad                       1,000,000        1,686,645

MALTA-0.2%
Maltacom Plc. (GDR) (a)                          86,000        1,225,500

MEXICO-1.5%
Alfa, SA                                        251,200        1,020,456
Grupo Financiero Banamex Cl. B (a)            1,178,500        2,295,353
Grupo Financiero Bancrecer, SA de CV
  Cl. B (a)(b)                                2,140,843           71,481
Grupo Financiero Banorte, SA de CV
  Cl. B (a)                                   3,299,677        3,672,429
Grupo Minsa, SA de CV
  Cl. C (a)                                     449,700          221,722
Grupo Profesional Planeacion Y Proyectos,
  SA Cl. B (a)(b)                               129,000          297,195
Telefonos de Mexico, SA Cl. L (ADR)              33,200        1,595,675
Tubos de Acero de Mexico, SA (ADR)               70,000          896,875
                                                             ------------
                                                              10,071,186

NETHERLANDS-5.6%
Akzo Nobel NV                                    90,000       20,026,400
ING Groep NV                                    254,694       16,693,706
                                                             ------------
                                                              36,720,106

NEW ZEALAND-0.1%
Tranz Rail Holdings, Ltd.                       268,000          613,597

NORWAY-0.8%
Christiana Bank OG Kreditkasse                  600,000        2,520,469
Den Norske Bank                                 500,000        2,630,397
                                                             ------------
                                                               5,150,866

PAKISTAN-0.1%
Hub Power Co., Ltd. (GDR)                        75,000          515,625

PEOPLES REPUBLIC OF CHINA-1.0%
Beijing Datang Power                          6,285,800        1,764,535
Yanzhou Coal Mining Co., Ltd. Cl. H (a)       6,698,000        1,279,432
Zhejiang Southeast Electric Power Co.,
  Ltd. (GDR) (c)                                249,200        3,451,420
                                                             ------------
                                                               6,495,387

PERU-1.4%
Cementos Norte
Pacasmayo SA Cl. C                            1,661,620        2,658,592
  Cl. T                                         330,606          528,969
Explosivos, SA Cl. C (a)(b)                   1,218,398        1,348,015


9



PORTFOLIO OF INVESTMENTS (CONTINUED)      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $ VALUE
-------------------------------------------------------------------------
Fereyos, SA                                   1,091,012      $ 1,470,777
Ontario Quinta AVV (b)                        2,000,000        3,360,000
                                                             ------------
                                                               9,366,353

PHILIPPINES-1.5%
First Philippine Holdings Corp. Series B      2,779,672        1,866,446
International Container
  Terminal Services, Inc. (a)                 4,877,187          555,555
Manila Electric Co. Series B                  2,053,305        5,416,392
Philippine Long Distance Telephone Co.           94,200        2,146,043
                                                             ------------
                                                               9,984,436

POLAND-1.5%
Bank Polska Kasa Opieki Grupa Pekao, SA (a)     130,600        2,059,937
Bank Przemyslowo Handlowy                        20,000        1,433,897
Elektrim, SA                                    200,000        2,437,625
Kredyt Bank, SA (GDR) (a)(c)                    100,000        1,870,000
Orbis, SA (a)                                   224,386        1,994,828
                                                             ------------
                                                               9,796,287

PORTUGAL-1.3%
Electricidade de Portugal, SA                   351,400        8,177,929
TVI Televisao Independiente (a)(b)              169,000               -0-
                                                             ------------
                                                               8,177,929

ROMANIA-0.1%
Societatea, SA (b)                               30,454          350,429

RUSSIA-2.1%
Gazprom (ADR) (c)                               100,000        1,107,500
JSC Rosneftegazstroy (ADR) (a)                  184,202          899,219
Lukoil Holding (ADR)                            150,000        4,987,500
Nearmedic Ltd. (a)(b)                         1,522,600        1,800,822
Sberbank of Russia                               27,493        2,639,328
Sun Brewing (GDR) (a)(c)                        156,000        2,106,000
                                                             ------------
                                                              13,540,369

SLOVAKIA-0.1%
Slovakofarma AS (GDR)                           156,200          863,005

SOUTH AFRICA-0.8%
South African Iron & Steel (a)               29,329,133        5,539,398

SOUTH KOREA-1.5%
Korea Electric Power Corp.                       85,390          911,117
  (ADR)                                         138,600          987,525
Korean Air Lines                                 35,912           92,592
Pohang Iron & Steel Co., Ltd.                     7,280          242,758
  (ADR)                                         169,800        2,037,600
SK Telecom Co., Ltd.                             11,970        5,783,611
  (ADR)                                           8,480           47,170
                                                             ------------
                                                              10,102,373

SPAIN-5.9%
Aceralia, SA                                    600,000        9,018,550
Aldeasa, SA                                     200,000        7,123,347
Empresa Nacional de Celulosas, SA               300,000        5,293,497
Repsol, SA                                       90,000        4,958,242
Tabacalera, SA Cl. A                            285,000        5,848,334
Telefonica de Espana, SA                        140,000        6,486,821
                                                             ------------
                                                              38,728,791

SWEDEN-2.5%
Assi Doman AB                                   182,000        5,297,590
Castellum AB                                    295,500        3,485,012
Diligentia AB                                   142,800        1,236,221
Mandamus AB (a)                                  10,000           62,732
Sparbanken Sverige AB, Cl. A                    200,000        6,022,269
                                                             ------------
                                                              16,103,824


10



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $ VALUE
-------------------------------------------------------------------------
SWITZERLAND-1.7%
Sairgroup                                        33,925      $11,179,142

THAILAND-0.3%
PTT Exploration & Production
  Public Co., Ltd. (a)                          301,000       2,282,464

TRINIDAD & TOBAGO-0.2%
B.W.I.A. International Airways (a)(b)         2,727,272        1,500,000
TURKEY-2.4%
Efes Sinai Yatrim Ordinary (a)               30,752,943        6,237,217
Eregli Demir Ve Celik Fabrikalari TAS (a)     7,116,750        1,109,277
Petrokimya Holding AS                         1,907,000        1,038,554
Tupras Turkiye Petrol Rafinerileri AS (a)    20,000,000        3,230,047
Turkiye Is Bankasi Series C                  49,700,000        2,006,667
Usas Ucak Servisi AS                            857,250        2,028,422
                                                             ------------
                                                              15,650,184

UNITED KINGDOM-10.8%
Anglian Water Plc.                              300,000        4,207,644
Birkby Plc.                                     930,000        2,375,816
British Energy Plc.                           1,500,000       13,148,888
Energis Plc. (a)                              1,276,800       19,455,046
Mersey Docks & Harbour Co.                      513,550        4,874,742
National Grid Holdings Plc.                     850,000        5,738,008
National Power Plc.                             660,000        6,215,291
Powergen Plc.                                   256,436        3,545,257
RJB Mining                                      300,000          611,110
Stagecoach Holdings Plc.                        300,000        6,386,603
Wessex Water Plc.                               500,000        3,806,916
                                                             ------------
                                                              70,365,321

UNITED STATES-1.0%
Central European Media Enterprises, Ltd.
  Cl. A (a)                                      75,000        1,621,875
Near East International (a)(b)                       10        1,000,000
United Customer Management Solutions (b)         17,862        3,929,640
                                                             ------------
                                                               6,551,515

VENEZUELA-0.2%
Compania Anonima Nacional Telefonos
  de Venezuela (ADR)                             49,700        1,242,500
Mercantil Servicios Financieros (ADR)            75,000          379,634
                                                             ------------
                                                               1,622,134

Total Common Stocks & Other Investments
  (cost $523,193,181)                                        609,637,449

PREFERRED STOCKS-6.6%
AUSTRIA-2.5%
Bank Austria AG                                 200,000       16,258,568

BRAZIL-4.1%
Banco Estado de Sao Paulo, SA                38,000,000        1,758,143
Bardella Industrias Mecanicas, SA                20,786        2,111,579
Celesc Centrais Electricas de Santa
  Catarina, SA Cl. B                          3,882,133        2,953,852
Companhia Riograndense de Telcom Cl. A        4,494,619        4,900,536
Compania Paulista de Forca e Luz
  Receipts 4/98                                 176,463           13,732
Eletropaulo Metropolitana                    12,114,030          911,262
Empresa Bandeirante de Energia, SA (a)       12,114,030          191,679


11



PORTFOLIO OF INVESTMENTS (CONTINUED)      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
Empresa Metropolitana
  de Aguas e Energie, SA (a)                 12,114,030     $      9,427
Empresa Paulista de
  Transmissao de Energia Eletrica, SA        12,114,030           42,840
Gerdau, SA                                  260,841,935        3,608,552
Gerdau Metalurgica, SA                      163,029,484        5,212,771
Iven, SA (b)                                  8,614,000        4,316,124
Telepar Pfd.                                    686,000          172,012
Telepar Cellular Pfd. (a)                       686,000           62,274
Trikem, SA (a)                              357,264,933          509,694
                                                             ------------
                                                              26,774,477

Total Preferred Stocks
  (cost $37,664,972)                                          43,033,045

TOTAL INVESTMENTS-100.0%
  (cost $560,858,153)                                        652,670,494
Other assets less liabilities-(0.0)%                             (12,037)

NET ASSETS-100%                                             $652,658,457


(a)  Non-income producing security.

(b)  Restricted and illiquid security, valued at fair value. (See notes A & G.)

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998 these securities amounted to $18,422,802 or 2.8% of net assets.

     Glossary of terms:
     ADR - American Depositary Receipt.
     GDR - Global Depositary Receipt.


12



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998                             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $560,858,153)          $652,670,494
  Foreign cash, at value (cost $4,475,933)                            4,462,587
  Dividends and interest receivable                                   2,482,028
  Foreign taxes receivable                                            1,077,859
  Receivable for capital stock sold                                   1,031,508
  Receivable for investment securities and foreign currency sold        762,414
  Deferred organization expense                                          40,877
  Total assets                                                      662,527,767

LIABILITIES
  Due to custodian                                                    1,348,300
  Payable for capital stock redeemed                                  5,166,783
  Payable for investment securities and foreign currency purchased    1,951,476
  Advisory fee payable                                                  422,477
  Distribution fee payable                                              270,068
  Accrued expenses                                                      710,206
  Total liabilities                                                   9,869,310

NET ASSETS                                                         $652,658,457

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     51,853
  Additional paid-in capital                                        485,040,650
  Undistributed net investment income                                14,037,753
  Accumulated net realized gain on investments and foreign
    currency transactions                                            61,793,873
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                      91,734,328
                                                                   $652,658,457

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($467,959,963/
    36,920,811 shares of capital stock issued and outstanding)           $12.67
  Sales Charge--4.25% of public offering price                              .56
  Maximum offering price                                                 $13.23

  CLASS B SHARES
  Net asset value and offering price per share ($156,347,781/
    12,643,069 shares of capital stock issued and outstanding)           $12.37

  CLASS C SHARES
  Net asset value and offering price per share ($26,634,959/
    2,153,054 shares of capital stock issued and outstanding)            $12.37

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($1,715,754/135,870 shares of capital stock issued and
    outstanding)                                                         $12.63


See notes to financial statements.


13



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998                  ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $1,729,836)                                  $17,028,700
  Interest                                              661,160    $17,689,860

EXPENSES
  Advisory fee                                        6,894,591
  Distribution fee - Class A                          1,560,842
  Distribution fee - Class B                          1,460,673
  Distribution fee - Class C                            219,003
  Custodian                                           1,464,677
  Transfer agency                                     1,030,440
  Printing                                              127,052
  Administrative                                        109,342
  Audit and legal                                        80,285
  Registration                                           78,998
  Amortization of organization expenses                  44,176
  Directors' fees                                        34,057
  Miscellaneous                                          18,739
  Total expenses before interest                     13,122,875
  Interest expense                                       23,810
  Total expenses                                                    13,146,685
  Net investment income                                              4,543,175

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investments                                  75,856,870
  Net realized gain on foreign currency transactions                 3,175,334
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                    (25,531,141)
    Foreign currency denominated assets and liabilities               (710,925)
  Net gain on investments and foreign currency transactions         52,790,138

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $57,333,313


See notes to financial statements.


14



STATEMENT OF CHANGES IN NET ASSETS        ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                                   YEAR ENDED      YEAR ENDED
                                                    JUNE 30,        JUNE 30,
                                                      1998            1997
                                                  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                           $  4,543,175   $   7,957,893
  Net realized gain on investments and foreign
    currency transactions                           79,032,204     117,497,900
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities    (26,242,066)     18,167,397
  Net increase in net assets from operations        57,333,313     143,623,190

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                         (7,099,073)     (6,642,639)
    Class B                                         (1,695,396)       (562,618)
    Class C                                           (237,218)        (25,246)
    Advisor Class                                      (22,444)         (2,150)
  Net realized gain on investments
    Class A                                        (53,637,469)    (62,883,647)
    Class B                                        (15,371,652)     (9,986,472)
    Class C                                         (2,150,777)       (448,021)
    Advisor Class                                     (135,664)        (16,066)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                     (20,593,202)   (124,954,030)
  Total decrease in net assets                     (43,609,582)    (61,897,699)

NET ASSETS
  Beginning of year                                696,268,039     758,165,738
  End of year (including undistributed net
    investment income of $14,037,753
    and $10,115,291, respectively)                $652,658,457   $ 696,268,039


See notes to financial statements.


15



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998                             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Worldwide Privatization Fund, Inc. (the "Fund") organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $220,000 have been deferred and are being amortized on a straight-line basis through June 1999.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.


16



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency gains and passive foreign investment company adjustments, resulted in a net increase in undistributed net investment income and a corresponding decrease in accumulated net realized gain on investments and foreign currency transactions. This reclassification had no effect on net assets.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P. (the "Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $109,342 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended June 30, 1998.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $659,710 for the year ended June 30, 1998.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $79,491 from the sale of Class A shares and $257, $273,885 and $17,603 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended June 30, 1998. Brokerage commissions paid on investment transactions for the year ended June 30, 1998, amounted to $1,667,217, of which $360 was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for


17



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                               ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $6,609,791 and $537,949 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $353,726,996 and $440,783,356, respectively, for the year ended June 30, 1998. There were no purchases or sales of U.S. government or government agency obligations for the year ended June 30, 1998.

At June 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $168,159,118 and gross unrealized depreciation of investments was $76,346,777 resulting in net unrealized appreciation of $91,812,341, excluding foreign currency transactions.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 1998, the Fund had no outstanding forward exchange currency contracts.

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class.
Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       JUNE 30,       JUNE 30,      JUNE 30,        JUNE 30,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           39,736,256    11,570,307   $ 492,815,245   $ 138,235,504
Shares issued in
  reinvestment of
  dividends and
  distributions        2,835,212     2,573,137      30,762,050      27,867,077
Shares converted
  from Class B            10,886        77,169         137,149         953,384
Shares redeemed      (48,013,384)  (27,315,452)   (601,039,158)   (329,157,216)
Net decrease          (5,431,030)  (13,094,839)  $ (77,324,714)  $(162,101,251)


18



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       JUNE 30,       JUNE 30,      JUNE 30,        JUNE 30,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold            5,439,686     3,844,583   $  68,476,803    $ 45,492,932
Shares issued in
  reinvestment of
  dividends and
  distributions          814,878       361,705       8,662,153       3,863,013
Shares converted
  to Class A             (11,023)      (78,087)       (137,114)       (953,384)
Shares redeemed       (2,894,997)   (1,777,739)    (35,371,129)    (21,130,378)
Net increase           3,348,544     2,350,462   $  41,630,713    $ 27,272,183

CLASS C
Shares sold            9,900,745       921,243   $ 123,043,119    $ 11,138,227
Shares issued in
  reinvestment of
  dividends and
  distributions          142,928        33,043       1,519,326         353,234
Shares redeemed       (8,882,163)     (162,024)   (110,861,845)     (1,962,355)
Net increase           1,161,510       792,262   $  13,700,600    $  9,529,106


                      YEAR ENDED  OCT. 2,1996(A)    YEAR ENDED   OCT. 2,1996(A)
                       JUNE 30,         TO            JUNE 30,          TO
                         1998      JUNE 30,1997        1998       JUNE 30, 1997
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold              112,659        26,710   $   1,479,232    $    329,652
Shares issued in
  reinvestment of
  dividends and
  distributions           12,770         1,656         137,919          17,869
Shares redeemed          (17,793)         (132)       (216,952)         (1,589)
Net increase             107,636        28,234   $   1,400,199    $    345,932


NOTE F: CONCENTRATION OF RISK
Investing in securities of foreign companies involves special risks which include revaluation of currency and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part are transferred from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore, the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.


(a)  Commencement of distribution.


19



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                               ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE G: RESTRICTED AND ILLIQUID SECURITIES

                                                   DATE ACQUIRED    U.S. $ COST
-------------------------------------------------------------------------------
B.W.I.A. International Airways                            2/21/95   $2,999,999
Explosivos, SA Cl. C                                     11/17/94    2,125,514
Gerdau Metalurgica, SA                           10/11/94-2/20/97      109,841
Grupo Financiero Bancrecer, SA de CV Cl. B        6/08/94-6/24/96    1,597,078
Grupo Profesional Planeacion Y Proyectos,
  SA Cl. B                                       6/10/94-10/28/94    1,067,729
Iven, SA                                          7/11/95-8/20/96    4,127,657
Near East International                                   9/29/95    1,000,000
Nearmedic Ltd.                                    3/18/96-5/20/97    2,252,799
Ontario Quinta AVV                                        8/15/94    2,052,257
Premier Telesports                                5/11/98-5/19/98    1,918,417
Press Corp. (GDR)                                         3/10/98      997,340
Societatea, SA                                   11/15/94-8/30/94      512,631
TVI Televisao Independiente                              10/21/97           -0-
United Customer Management Solutions                     11/25/95    1,934,400


The securities shown above are restricted as to resale and have been valued at fair value in accordance with the procedures described in Note A. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities.

The value of these securities at June 30, 1998 was $20,752,233 representing 3.2% of total net assets.

NOTE H: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") to provide for short-term financing if necessary in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. During the year ended June 30, 1998, the Fund had borrowings outstanding for 14 days and the weighted average interest on such borrowings was 5.99%. The Fund had no borrowings outstanding on June 30, 1998.


20



FINANCIAL HIGHLIGHTS                      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                          YEAR ENDED JUNE 30,                  JUNE 2,1994(A)
                                            --------------------------------------------------      TO
                                                1998         1997         1996         1995     JUNE 30, 1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $13.26       $12.13       $10.18       $ 9.75       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .10(b)       .15(b)       .10(b)       .06          .01
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .85         2.55         1.85          .37         (.26)
Net increase (decrease) in net asset
  value from operations                          .95         2.70         1.95          .43         (.25)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.18)        (.15)          -0-          -0-          -0-
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.36)       (1.42)          -0-          -0-          -0-
Total dividends and distributions              (1.54)       (1.57)         .00          .00          .00
Net asset value, end of period                $12.67       $13.26       $12.13       $10.18       $ 9.75

TOTAL RETURN
Total investment return based on net
  asset value(c)                                9.11%       25.16%       19.16%        4.41%       (2.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $467,960     $561,793     $672,732      $13,535       $4,990
Ratio of expenses to average net assets         1.73%        1.72%        1.87%        2.56%        2.75%(d)
Ratio of expenses to average net assets
  excluding interest expense                    1.73%        1.71%        1.85%        2.56%        2.75%(d)
Ratio of net investment income to
  average net assets                             .80%        1.27%         .95%         .66%        1.03%(d)
Portfolio turnover rate                           53%          48%          28%          36%          -0-%


See footnote summary on page 24.


21



FINANCIAL HIGHLIGHTS (CONTINUED)          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                          YEAR ENDED JUNE 30,                  JUNE 2,1994(A)
                                            --------------------------------------------------      TO
                                                1998         1997         1996         1995     JUNE 30, 1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $13.04       $11.96       $10.10       $ 9.74       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                     .02(b)       .08(b)      (.02)(b)      .02           -0-
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .82         2.50         1.88          .34         (.26)
Net increase (decrease) in net asset
  value from operations                          .84         2.58         1.86          .36         (.26)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.15)        (.08)          -0-          -0-          -0-
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.36)       (1.42)          -0-          -0-          -0-
Total dividends and distributions              (1.51)       (1.50)          -0-          -0-          -0-
Net asset value, end of period                $12.37       $13.04       $11.96       $10.10       $ 9.74

TOTAL RETURN
Total investment return based on net
  asset value(c)                                8.34%       24.34%       18.42%        3.70%       (2.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $156,348     $121,173      $83,050      $79,359      $22,859
Ratio of expenses to average net assets         2.45%        2.43%        2.83%        3.27%        3.45%(d)
Ratio of expenses to average net assets
  excluding interest expense                    2.45%        2.42%        2.82%        3.27%        3.45%(d)
Ratio of net investment income (loss) to
  average net assets                             .20%         .66%        (.20)%        .01%         .33%(d)
Portfolio turnover rate                           53%          48%          28%          36%          -0-%


See footnote summary on page 24.


22



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  CLASS C
                                            ----------------------------------------------------
                                                                                    FEBRUARY 8,
                                                      YEAR ENDED JUNE 30,             1995(E)
                                            -------------------------------------        TO
                                                1998         1997         1996     JUNE 30, 1995
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $13.04       $11.96       $10.10       $ 9.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .05(b)       .12(b)       .03(b)       .05
Net realized and unrealized gain on
  investments and foreign currency
  transactions                                   .79         2.46         1.83          .52
Net increase in net asset value from
  operations                                     .84         2.58         1.86          .57

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.15)        (.08)          -0-          -0-
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.36)       (1.42)          -0-          -0-
Total dividends and distributions              (1.51)       (1.50)          -0-          -0-
Net asset value, end of period                $12.37       $13.04       $11.96       $10.10

TOTAL RETURN
Total investment return based on net
  asset value(c)                                8.34%       24.33%       18.42%        5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $26,635      $12,929       $2,383         $338
Ratio of expenses to average net assets         2.44%        2.42%        2.57%        1.03%(d)
Ratio of expenses to average net assets
  excluding interest expense                    2.44%        2.41%        2.57%        1.03%(d)
Ratio of net investment income to
  average net assets                             .38%        1.06%         .63%        1.04%(d)
Portfolio turnover rate                           53%          48%          28%          36%


See footnote summary on page 24.


23



FINANCIAL HIGHLIGHTS (CONTINUED)          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             ADVISOR CLASS
                                                      -------------------------
                                                                    OCTOBER 2,
                                                      YEAR ENDED      1996(E)
                                                        JUNE 30,        TO
                                                          1998    JUNE 30, 1997
                                                      ----------  -------------
Net asset value, beginning of period                     $13.23      $12.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                   .19         .18
Net realized and unrealized gain on investments
  and foreign currency transactions                         .80        2.52
Net increase in net asset value from operations             .99        2.70

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                       (.23)       (.19)
Distributions from net realized gains on
  investments and foreign currency transactions           (1.36)      (1.42)
Total dividends and distributions                         (1.59)      (1.61)
Net asset value, end of period                           $12.63      $13.23

TOTAL RETURN
Total investment return based on net asset value(c)        9.48%      25.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $1,716        $374
Ratio of expenses to average net assets                    1.45%       1.96%(d)
Ratio of expenses to average net assets excluding
  interest expense                                         1.45%       1.95%(d)
Ratio of net investment income to average net assets       1.48%       2.97%(d)
Portfolio turnover rate                                      53%         48%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


24



REPORT OF INDEPENDENT ACCOUNTANTS         ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF ALLIANCE WORLDWIDE PRIVATIZATION FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Worldwide Privatization Fund, Inc. (the "Fund") at June 30, 1998, the result of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting priciples. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
August 17, 1998



TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In order to meet certain requirements of the Internal Revenue Code we are advising you that $41,414,314 and $13,787,297 of the capital gain distributions paid by the fund during the fiscal year June 30, 1998 are subject to maximum tax rates of 28% and 20% respectively.

In addition, the Fund intends to make an election under Internal Revenue Code
Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes that may be passed through to the shareholders for the fiscal year ended June 30, 1998 is $1,920,073. The gross foreign source income for information reporting purposes is $19,419,696.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 1999.


25



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
MARK H. BREEDON, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & COMPANY
40 Water Street
Boston, MA 02109-3661

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


26



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


27



ALLIANCE WORLDWIDE PRIVATIZATION FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

WWPAR